Basis of Presentation and Significant Accounting Policies - Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Abstract]
Unrealized loss on available-for-sale securities	$ 62	$ 311